Document And Entity Information	May 10, 2023
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 10, 2023
Entity Registrant Name	CF BANKSHARES INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-25045
Entity Tax Identification Number	34-1877137
Entity Address, Address Line One	4960 E. Dublin Granville Road, Suite #400
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43081
City Area Code	614
Local Phone Number	334-7979
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	CFBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001070680